Segment Operating Results and Assets (Detail) In Millions	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Automotive JPY (¥)	Mar. 31, 2011 Automotive USD ($)	Mar. 31, 2010 Automotive JPY (¥)	Mar. 31, 2009 Automotive JPY (¥)	Mar. 31, 2011 Financial Services USD ($)	Mar. 31, 2011 Financial Services JPY (¥)	Mar. 31, 2010 Financial Services JPY (¥)	Mar. 31, 2009 Financial Services JPY (¥)	Mar. 31, 2011 All Other JPY (¥)	Mar. 31, 2011 All Other USD ($)	Mar. 31, 2010 All Other JPY (¥)	Mar. 31, 2009 All Other JPY (¥)	Mar. 31, 2011 Inter-segment Elimination/ Unallocated Amount JPY (¥)	Mar. 31, 2011 Inter-segment Elimination/ Unallocated Amount USD ($)	Mar. 31, 2010 Inter-segment Elimination/ Unallocated Amount JPY (¥)	Mar. 31, 2009 Inter-segment Elimination/ Unallocated Amount JPY (¥)
Net revenues
Sales to external customers	$ 228,427	¥ 18,993,688	¥ 18,950,973	¥ 20,529,570	¥ 17,322,753	$ 208,331	¥ 17,187,308	¥ 18,550,501	$ 14,109	¥ 1,173,168	¥ 1,226,244	¥ 1,355,850	¥ 497,767	$ 5,987	¥ 537,421	¥ 623,219
Inter-segment sales and transfers					14,567	176	10,120	14,222	229	19,037	19,163	21,698	474,485	5,706	410,194	561,728	(508,089)	(6,111)	(439,477)	(597,648)
Total net revenues	228,427	18,993,688	18,950,973	20,529,570	17,337,320	208,507	17,197,428	18,564,723	14,338	1,192,205	1,245,407	1,377,548	972,252	11,693	947,615	1,184,947	(508,089)	(6,111)	(439,477)	(597,648)
Operating expenses	222,795	18,525,409	18,803,457	20,990,581	17,251,347	207,473	17,283,798	18,959,599	10,029	833,925	998,480	1,449,495	937,010	11,269	956,475	1,175,034	(496,873)	(5,976)	(435,296)	(593,547)
Operating income (loss)	5,632	468,279	147,516	(461,011)	85,973	1,034	(86,370)	(394,876)	4,309	358,280	246,927	(71,947)	35,242	424	(8,860)	9,913	(11,216)	(135)	(4,181)	(4,101)
Assets	358,607	29,818,166	30,349,287	29,062,037	11,341,558	136,399	12,359,404	11,716,316	160,738	13,365,394	13,274,953	13,631,662	1,146,720	13,791	1,119,635	1,131,400	3,964,494	47,679	3,595,295	2,582,659
Investment in equity method investees	21,864	1,817,988	1,867,440	1,810,106	1,784,539	21,462	1,692,702	1,606,013	42	3,519	129,745	168,057	3,045	37			26,885	323	44,993	36,036
Depreciation expense	14,138	1,175,573	1,414,569	1,495,170	819,075	9,851	1,018,935	1,072,848	3,979	330,865	348,820	389,937	25,633	308	46,814	32,385
Capital expenditure	$ 20,339	¥ 1,691,191	¥ 1,437,601	¥ 2,324,897	¥ 691,867	$ 8,321	¥ 616,216	¥ 1,343,572	$ 11,922	¥ 991,330	¥ 774,102	¥ 883,968	¥ 21,058	$ 253	¥ 21,751	¥ 35,334	¥ (13,064)	$ (157)	¥ 25,532	¥ 62,023